Note 2. Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Holdings [Text Block]

2.      INVESTMENT SECURITIES

The amortized cost of securities and their estimated fair values are as follows:

Securities Available for Sale

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Obligations of U.S. Government Agencies and Corporations	$96,956,082	$766,897	$(123,959)	$97,599,020

Mutual funds	543,415	--	(40,221)	503,194

Total	$97,499,497	$766,897	$(164,180)	$98,102,214

	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Obligations of U.S. Government Agencies and Corporations	$76,082,573	$414,509	$(1,011,398)	$75,485,684

Mutual funds	543,415	15,573	--	558,988

Total	$76,625,988	$430,082	$(1,011,398)	$76,044,672

Securities Held to Maturity

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Obligations of States and Political Subdivisions	$41,039,935	$2,815,688	$(21,654)	$43,833,969

Total	$41,039,935	$2,815,688	$(21,654)	$43,833,969

	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Obligations of States and Political Subdivisions	$39,332,164	$1,368,278	$(218,351)	$40,482,091

Total	$39,332,164	$1,368,278	$(218,351)	$40,482,091

The amortized cost and fair values of debt securities at December 31, 2011, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

	Available For Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$875,643	$895,168	$2,537,661	$2,579,176
Due after one year through five years	49,809,357	50,253,179	14,597,989	15,479,922
Due after five through ten years	42,892,015	43,016,456	23,048,051	24,845,895
Due after ten years	3,379,067	3,434,217	856,234	928,976
	$96,956,082	$97,599,020	$41,039,935	$43,833,969

Investment securities with an approximate carrying value of $58.4 million and $55.5 million at December 31, 2011 and 2010, respectively, were pledged to secure public deposits, securities sold under agreement to repurchase and for other purposes as required or permitted by law.

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010.  As of December 31, 2011, there were a total of 14 securities in an unrealized loss position.

	December 31, 2011
	Less than Twelve Months			Twelve Months or Greater			Total
		Gross	Number of		Gross	Number of		Gross
	Fair	Unrealized	Impaired	Fair	Unrealized	Impaired	Fair	Unrealized
	Value	Losses	Securities	Value	Losses	Securities	Value	Losses
U. S. Government Agencies and Corporations	$32,709,685	$(123,959)	8	--	--	--	$32,709,685	$(123,959)

Obligations of States and Political Subdivisions	1,400,448	(21,654)	5	--	--	--	1,400,448	(21,654)

Total temporarily impaired debt securities	34,110,133	(145,613)	13	--	--	--	34,110,133	(145,613)
Mutual Funds	503,194	(40,221)	1	--	--	--	503,194	(40,221)
Total temporarily impaired equity securities	503,194	(40,221)	1	--	--	--	503,194	(40,221)
Total of all securities	$34,613,327	$(185,834)	14	--	--	--	$34,613,327	$(185,834)

	December 31, 2010
	Less than Twelve Months			Twelve Months or Greater			Total
		Gross	Number of		Gross	Number of		Gross
	Fair	Unrealized	Impaired	Fair	Unrealized	Impaired	Fair	Unrealized
	Value	Losses	Securities	Value	Losses	Securities	Value	Losses
U. S. Government Agencies and Corporations	$33,935,490	$(1,011,398)	18	--	--	--	$33,935,490	$(1,011,398)

Obligations of States and Political Subdivisions	6,388,398	(218,351)	26	--	--	--	6,388,398	(218,351)

Total temporarily impaired debt securities	40,323,888	(1,229,749)	44	--	--	--	40,323,888	(1,229,749)
Total of all securities	$40,323,888	$(1,229,749)	44	--	--	--	$40,323,888	$(1,229,749)

At least quarterly the corporation conducts a comprehensive security level impairment assessment on all securities in an unrealized loss position to determine if other than temporary impairment (OTTI) exists.  An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis.  An OTTI loss must be recognized for a debt security in an unrealized loss position if the Corporation intends to sell the security or it is more likely than not that the corporation will be required to sell the security before recovery of its amortized cost basis.  In this situation, the amount of loss recognized in income is equal to the difference between fair value and the amortized cost basis of the security.  Even if the Corporation does not expect to sell the security, the Corporation must evaluate the expected cash flows to be received to determine if a credit loss has occurred.  In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized in income.  The portion of the unrealized loss relating to other factors, such as liquidity conditions in the market or changes in the market interest rates, is recorded in other comprehensive income.  Equity securities are also evaluated to determine whether the unrealized loss is expected to be recoverable based on whether evidence exists to support a realizable value equal to or greater than the amortized cost basis.  If it is probable that the Corporation will not recover the amortized cost basis, taking into consideration the estimated recovery period and its ability to hold the equity security until recovery, OTTI is recognized.  The security level assessment is performed on each security, regardless of the classification of the security as available for sale or held to maturity.  The assessments are based on the nature of the securities, the financial condition of the issuer, the extent and duration of the securities, the extent and duration of the loss and whether Management intends to sell or it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis, which may be maturity.  For those securities for which the assessment shows the Corporation will recover the entire cost basis, Management does not intend to sell these securities and it is more likely than not that the Corporation will not be required to sell them before the anticipated recovery of the amortized cost basis, the gross unrealized losses are recognized in other comprehensive income, net of tax.

No impairment loss was recognized during 2011.  An impairment loss of $457,000 was recognized during 2010 on a mutual fund owned by the Company.  The non-publically traded mutual fund is comprised solely of community and regional financial institution stocks. The Company performed an assessment of the decline in the fair value of the mutual fund and determined that it should be recognized as other than temporary impairment.